Offerings	Feb. 20, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01381%
Offering Note	(a) The securities registered under this registration statement may be sold separately, together or as units with other securities registered under this registration statement and may include hybrid securities consisting of a combination of elements of any of the securities listed in the table. The (i) amount registered, (ii) proposed maximum offering price per unit and (iii) maximum aggregate offering price are omitted pursuant to General Instructions II.E of Form S-3. An indeterminate amount of securities is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r), Whirlpool Corporation is deferring payment of the Registration Fee. (b) Debt securities, preferred stock and common stock registered under this registration statement may be issuable upon (i) conversion or redemption of debt securities, depositary shares or preferred stock registered under this registration statement, or (ii) the exercise of warrants registered under this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Debt securities, preferred stock and common stock registered under this registration statement may be issuable upon (i) conversion or redemption of debt securities, depositary shares or preferred stock registered under this registration statement, or (ii) the exercise of warrants registered under this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Debt securities, preferred stock and common stock registered under this registration statement may be issuable upon (i) conversion or redemption of debt securities, depositary shares or preferred stock registered under this registration statement, or (ii) the exercise of warrants registered under this registration statement. Shares of preferred stock and common stock may also be issued by Whirlpool Corporation upon settlement of purchase contracts or units of Whirlpool Corporation.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Debt securities, preferred stock and common stock registered under this registration statement may be issuable upon (i) conversion or redemption of debt securities, depositary shares or preferred stock registered under this registration statement, or (ii) the exercise of warrants registered under this registration statement.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Debt securities, preferred stock and common stock registered under this registration statement may be issuable upon (i) conversion or redemption of debt securities, depositary shares or preferred stock registered under this registration statement, or (ii) the exercise of warrants registered under this registration statement. Shares of preferred stock and common stock may also be issued by Whirlpool Corporation upon settlement of purchase contracts or units of Whirlpool Corporation.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Warrants may represent rights to purchase debt securities, preferred stock or common stock registered under this registration statement.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Purchase contracts may be issued separately or as units.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See footnote 1(a). Units may consist of a purchase contract and debt securities or preferred stock registered under this registration statement or debt obligations of third parties, including U.S. treasury securities, securing the holders' obligations to purchase the common stock or preferred stock under the purchase contracts.